FINANCIAL INSTRUMENTS - Concentration of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	75.40%
Top Five Customers
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	26.70%	30.60%	26.10%
One Customer
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	10.90%	11.00%	11.20%
United States of America
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	62.00%